Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.31

ValuationReport
						Origination Values						AVM Values				BPO Review Values					Desk Review Values					Field Review Values					Collateral Underwriter Risk Score
Loan Number	Alt Loan Number	Origination Date	Original Loan Amount	LTV	Value Used For LTV	Sale Price	Appraised Value	Appraisal Date	Second Appraisal Value	Second Appraisal Type	Appraisal Date	Value	Variance Amount	Variance (%)	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	Value	Variance Amount	Variance (%)	Company	Appraisal Date	CU Score	Company	CU Date
2025130525	XXX	XXX	XXX	XXX	Appraised Value		XXX	XXX													XXX	XXX	0.00%	ClearCapital	XXX						2.3	XXX	XXX